CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash	$ 1,234	$ 1,038	$ 1,129	$ 2,514
Denominated In USD [Member]
Cash and Cash Equivalents [Line Items]
Cash	954	537
Denominated In NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	60	362
Denominated In EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 220	$ 139